INVESTMENT IN BIVI LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 3. INVESTMENT IN BIVI LLC

On May 15, 2015, Iconic entered into a Securities Exchange Agreement by and among the members of BiVi LLC, a Nevada limited liability company (“BiVi”), under which Iconic acquired a 51% majority interest in BiVi in exchange for the issuance of (a) 4,000 shares of restricted common stock and (b) 1,000 shares of newly created Series C Convertible Preferred Stock.

Prior to May 15, 2015, BiVi was beneficially owned and controlled by Richard DeCicco, the controlling shareholder and chief executive officer of Iconic Brands, Inc.

On May 15, 2015, Iconic entered into a Securities Exchange Agreement by and among the members of BiVi LLC, a Nevada limited liability company (“BiVi”), under which Iconic acquired a 51% majority interest in BiVi in exchange for the issuance of (a) 1,000,000 shares of restricted common stock and (b) 1,000 shares of newly created Series C Convertible Preferred Stock.

Prior to May 15, 2015, BiVi was beneficially owned and controlled by Richard DeCicco, the controlling shareholder, President, CEO and Director of Iconic Brands, Inc.